United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 03/30/2004

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     May 13, 2004

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Entry Total: 154,267
					        (Thousands)















      Form 13F Information Table



















TITLE OF

VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED NONE









A F L A C Inc.
com
001055 10 2
    4,124
  102,748
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
    1,083
   26,345
sh
sole
none
x
Alberto Culver A
cl a
013068 20 0
    2,381
   54,285
sh
sole
none
x
American International Group
com
026874 10 7
    1,370
   19,206
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1
    1,972
   49,385
sh
sole
none
x
Anheuser Busch Co. Inc.
com
035229 10 3
    1,926
   37,755
sh
sole
none
x
Aqua America
com
03836w 10 3
    1,658
   76,495
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
    1,105
   39,136
sh
sole
none
x
Automatic Data Processing
com
053015 10 3
    4,157
   98,966
sh
sole
none
x
BP plc
com
055622 10 4
    1,429
   27,904
sh
sole
none
x
Belden Inc
com
077459 10 5
      558
   29,422
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
      592
   21,382
sh
sole
none
x
Berkshire Hathaway B
cl b
084670 20 7
      523
      168
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
    4,036
   70,885
sh
sole
none
x
Boeing Co.
com
097023 10 5
    2,954
   71,938
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
    1,048
   43,265
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
      378
   42,249
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
    2,238
   40,615
sh
sole
none
x
Cooper Industries Inc.
cl a
G24182 10 0
    3,934
   68,800
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
    4,779
  134,875
sh
sole
none
x
Dean Foods Company
com
242370 10 4
    3,169
   94,892
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
      453
   45,524
sh
sole
none
x
DuPont
com
263534 10 9
    3,316
   78,540
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4
    2,605
   88,875
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
    5,338
  128,357
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
    5,859
   77,950
sh
sole
none
x
First American Corporation
com
318522 30 7
    2,181
   71,695
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
    2,808
   36,642
sh
sole
none
x
General Electric Co.
com
369604 10 3
    4,894
  160,348
sh
sole
none
x
General Growth Properties
com
370021 10 7
    5,192
  147,710
sh
sole
none
x
General Mills Inc.
com
370334 10 4
      935
   20,035
sh
sole
none
x
General Motors
com
370442 10 5
      902
   19,161
sh
sole
none
x
Gillette Co.
com
375766 10 2
    1,363
   34,860
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5
    1,399
   35,020
sh
sole
none
x
Goodrich Co.
com
382388 10 6
    2,356
   83,945
sh
sole
none
x
Green Mountain Power Corp.
com
393154 10 9
    1,469
   56,800
sh
sole
none
x
Heinz
com
423074 10 3
    1,554
   41,667
sh
sole
none
x
Hershey Foods
com
427866 10 8
      516
    6,229
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
    3,062
   81,965
sh
sole
none
x
Intel
com
458140 10 0
      312
   11,475
sh
sole
none
x
IBM
com
459200 10 1
    4,194
   45,661
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
    2,495
   59,468
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
    3,627
   71,504
sh
sole
none
x
Keyspan Corp
com
49337w 10 0
    1,104
   28,889
sh
sole
none
x
McDonalds Corp.
com
580135 10 1
    1,467
   51,365
sh
sole
none
x
Medtronic Inc.
com
585055 10 6
    2,260
   47,340
sh
sole
none
x
Merck & Co.
com
589331 10 7
    3,485
   78,875
sh
sole
none
x
Microsoft
com
594918 10 4
    1,035
   41,504
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
    1,007
   47,365
sh
sole
none
x
Pepsico
com
713448 10 8
    3,199
   59,410
sh
sole
none
x
Pfizer
com
717081 10 3
    2,825
   80,613
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
    1,009
   23,674
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
    1,522
   14,511
sh
sole
none
x
RPM Inc.
com
749685 10 3
    2,272
  137,360
sh
sole
none
x
Radian Group
com
750236 10 1
      306
    7,185
sh
sole
none
x
Robert Mondavi
com
609200 10 0
      968
   25,550
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
      561
   11,800
sh
sole
none
x
SBC Communications
com
78387G 10 3
      385
   15,703
sh
sole
none
x
Safeway Inc.
com new
786514 20 8
      214
   10,390
sh
sole
none
x
Sara Lee
com
803111 10 3
789
   36,115
sh
sole
none
x
South Jersey Industries
com
838518 10 8
    3,157
   77,175
sh
sole
none
x
Textron Inc.
com
883203 10 1
    1,449
   27,270
sh
sole
none
x
UGI Corp
com
902681 10 5
    1,732
   52,616
sh
sole
none
x
Unisys Corp
com
909214 10 8
689
   48,250
sh
sole
none
x
United Mobil Home
com
911024 10 7
    1,444
   89,615
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
    2,566
   91,739
sh
sole
none
x
Verizon Communications
com
92343V 10 4
    3,558
   97,375
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
    4,860
  123,955
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
288
   13,510
sh
sole
none
x
Washington Mutual
com
939322 10 3
    2,256
   52,830
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
    3,180
   98,009
sh
sole
none
x
Ishares Treasury Bonds
1-3 yr
trs bd
464287 45 7
    2,431
   29,300
sh
sole
none
x